UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           10/12/2012
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       99
                                         -------------
Form 13F Information Table Value Total:   1,351,216
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corp                    COM              021441100     2074    61000 SH       Sole                    61000
America's Car-Mart Inc.        COM              03062T105     1716    37750 SH       Sole                    37750
Amerisafe, Inc.                COM              03071h100     2065    76100 SH       Sole                    76100
Amern Bus Bk Los Angeles Los A COM              02475L105      412    15888 SH       Sole                    15888
Aqua America Inc               COM              03836W103    18175   734058 SH       Sole                   734058
Arthur J Gallagher & Co.       COM              363576109    11531   321925 SH       Sole                   321925
Bank Of Marin Bancorp          COM              063425102      213     5000 SH       Sole                     5000
Bank of the Ozarks, Inc.       COM              063904106    13941   404450 SH       Sole                   404450
Bed Bath and Beyond            COM              075896100    30267   480423 SH       Sole                   480423
Berkshire Hathaway A           COM              084670108    38881      293 SH       Sole                      293
Berkshire Hathaway B           COM              084670702    13333   151168 SH       Sole                   151168
Biglari Holdings Inc.          COM              08986r101     7646    20945 SH       Sole                    20945
Brookfield Asset Management    COM              112585104    44799  1298151 SH       Sole                  1298151
Brown & Brown Inc.             COM              115236101    64387  2469779 SH       Sole                  2469779
Ca Technologies                COM              12673P105     1288    50000 SH       Sole                    50000
Cambridge Bancorp              COM              132152109      596    16790 SH       Sole                    16790
Camden National Corp           COM              133034108      824    22235 SH       Sole                    22235
Carmax                         COM              143130102    25068   885785 SH       Sole                   885785
Cass Information Systems Inc.  COM              14808P109     1831    43617 SH       Sole                    43617
Clarcor Inc                    COM              179895107      287     6424 SH       Sole                     6424
Conmed Corp                    COM              207410101      202     7087 SH       Sole                     7087
Digital River                  COM              25388b104     2968   178175 SH       Sole                   178175
Dimeco Inc                     COM              25432W104      333     8545 SH       Sole                     8545
Donaldson Co., Inc.            COM              257651109    37078  1068232 SH       Sole                  1068232
Dr. Pepper Snapple Group Inc.  COM              26138E109     2538    57000 SH       Sole                    57000
Enterprise Financial Services  COM              293712105      689    50625 SH       Sole                    50625
EOG Resources Inc.             COM              26875P101    43442   387703 SH       Sole                   387703
Evolution Petroleum Corporatio COM              30049A107     2481   307043 SH       Sole                   307043
Exxon Mobil Corporation        COM              30231G102      682     7454 SH       Sole                     7454
Fabrinet                       COM              g3323l100      997    86000 SH       Sole                    86000
Flowers Foods                  COM              343498101     9362   463919 SH       Sole                   463919
Forward Air                    COM              349853101    21080   693203 SH       Sole                   693203
Franklin Resources             COM              354613101    36438   291337 SH       Sole                   291337
General Electric Company       COM              369604103      256    11260 SH       Sole                    11260
Glenville Bank Hldg Co         COM              37908p109      215     2756 SH       Sole                     2756
Graco                          COM              384109104    19572   389256 SH       Sole                   389256
Heartland Express              COM              422347104    29492  2207485 SH       Sole                  2207485
Hilltop Holdings               COM              432748101      770    60575 SH       Sole                    60575
Home Bancshares, Inc.          COM              436893200    14407   422625 SH       Sole                   422625
Houston Wire & Cable Company   COM              44244K109     1258   116950 SH       Sole                   116950
Idex Corporation               COM              45167R104    49662  1188944 SH       Sole                  1188944
Illinois Tool Works            COM              452308109    33168   557731 SH       Sole                   557731
Interpublic Group of Companies COM              460690100    16162  1453375 SH       Sole                  1453375
Intl Business Machines         COM              459200101      579     2790 SH       Sole                     2790
Inventure Foods, Inc.          COM              461212102      609   107092 SH       Sole                   107092
John Bean Technologies Corp    COM              477839104     1478    90500 SH       Sole                    90500
John Wiley & Sons              COM              968223206    56067  1220183 SH       Sole                  1220183
Johnson & Johnson              COM              478160104     7236   105000 SH       Sole                   105000
Knight Transportation Inc.     COM              499064103    21988  1537605 SH       Sole                  1537605
Landauer Inc                   COM              51476K103     1194    20000 SH       Sole                    20000
Ledyard Financial Group        COM              523338101      347    10950 SH       Sole                    10950
Loews Corp                     COM              540424108    20959   507975 SH       Sole                   507975
M & T Bank Corp                COM              55261F104    11943   125505 SH       Sole                   125505
Magnum Hunter Resources Corp.  COM              55973b102      213    48000 SH       Sole                    48000
Markel Corp                    COM              570535104    54982   119920 SH       Sole                   119920
Mattel Inc.                    COM              577081102    10402   293274 SH       Sole                   293274
McCormick & Co.                COM              579780206     3862    62250 SH       Sole                    62250
McGrath Rentcorp               COM              580589109    25224   966813 SH       Sole                   966813
Medidata Solutions Inc         COM              58471a105     1708    41155 SH       Sole                    41155
Mednax Inc.                    COM              58502B106    53443   717839 SH       Sole                   717839
Merchants Bancshares Inc       COM              588448100      246     8325 SH       Sole                     8325
Meredith Corp                  COM              589433101    11128   317950 SH       Sole                   317950
Metro Bancorp Inc              COM              59161r101      567    44750 SH       Sole                    44750
Microchip Technology Inc.      COM              595017104    17305   528551 SH       Sole                   528551
Mohawk Industries              COM              608190104    14214   177629 SH       Sole                   177629
National Instruments           COM              636518102     3066   122000 SH       Sole                   122000
OneBeacon                      COM              G67742109    12664   942268 SH       Sole                   942268
Patriot Transportation Holding COM              70337B102     1263    45305 SH       Sole                    45305
Patterson Companies Inc.       COM              703395103    29292   855500 SH       Sole                   855500
Penseco Finl Svcs Corp         COM              709570105      209     5475 SH       Sole                     5475
Pinnacle Finl Partners         COM              72346Q104     5554   287450 SH       Sole                   287450
Protective Life Corp.          COM              743674103     8791   335400 SH       Sole                   335400
Questar Corp                   COM              748356102     5298   260600 SH       Sole                   260600
Rofin-Sinar Technologies, Inc. COM              775043102     1394    70650 SH       Sole                    70650
Ross Stores Inc.               COM              778296103    69065  1069278 SH       Sole                  1069278
SCBT Financial                 COM              78401V102    22574   560415 SH       Sole                   560415
Sigma Aldrich Corp.            COM              826552101     7917   110000 SH       Sole                   110000
Southern National Bancorp of V COM              843395104      659    82350 SH       Sole                    82350
Southwestern Energy Co         COM              845467109     8243   237000 SH       Sole                   237000
Sterling Bancorp               COM              859158107      406    40925 SH       Sole                    40925
Strayer Education Inc          COM              863236105     1967    30561 SH       Sole                    30561
Stryker Corp                   COM              863667101    33007   593019 SH       Sole                   593019
SY Bancorp Inc                 COM              785060104      450    19035 SH       Sole                    19035
TCF Financial                  COM              872275102    17617  1475456 SH       Sole                  1475456
The Brick Ltd.                 COM              107879108      382   101800 SH       Sole                   101800
Trustco Bank Corp N Y          COM              898349105      117    20533 SH       Sole                    20533
U S Bancorp Del New            COM              902973304      264     7694 SH       Sole                     7694
US Ecology, Inc.               COM              91732j102    11282   522794 SH       Sole                   522794
VCA Antech, Inc.               COM              918194101     2936   148900 SH       Sole                   148900
Washington Banking Co.         COM              937303105      599    42250 SH       Sole                    42250
Waters Corp.                   COM              941848103    32972   395685 SH       Sole                   395685
Watson Pharmaceuticals         COM              942683103      715     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106      940    60050 SH       Sole                    60050
Westwood Holdings Group Inc    COM              961765104     1162    29800 SH       Sole                    29800
White Mtns Insurance           COM              G9618E107    45258    88163 SH       Sole                    88163
Winthrop Realty Trust          COM              976391300      269    24975 SH       Sole                    24975
Xilinx Inc                     COM              983919101    25701   769254 SH       Sole                   769254
Yum Brands                     COM              988498101    31982   482095 SH       Sole                   482095
Zebra Technologies A           COM              989207105    48921  1304903 SH       Sole                  1304903